UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Vertical Capital Investors Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                     (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS
Vertical Capital MLP & Energy Infrastructure Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
	Shares	Value (note 1)

COMMON STOCKS - 52.99%

Energy - 52.99%
Enbridge, Inc.	7,255	$336,922
EnLink Midstream LLC	11,231	374,666
Kinder Morgan, Inc.	8,461	346,986
ONEOK, Inc.	6,796	300,791
SemGroup Corp.	4,574	353,616
Spectra Energy Corp.	4,598	163,183
Targa Resources Corp.	3,316	330,207
The Williams Cos., Inc.	9,129	447,686
TransCanada Corp.	8,538	374,221

Total Common Stocks (Cost $3,041,040 )		3,028,278

CORPORATE BONDS - 5.34%
Buckeye Partners LP	30,000	30,111
Tesoro Logistics LP	20,000	21,200
Transocean, Inc.	285,000	253,650

Total Corporate Bonds (Cost $307,475)		304,961

LIMITED PARTNERSHIPS - 9.98%
NextEra Energy Partners LP	3,810	153,286
Plains GP Holdings LP	13,498	386,583
VTTI Energy Partners LP	1,177	30,437

Total Limited Partnerships (Cost $549,359 )		570,306

MASTER LIMITED PARTNERSHIPS - 19.55%
* Columbia Pipeline Partners LP	5,994	165,974
* Dominion Midstream Partners LP	1,030	42,230
Energy Transfer Equity LP	1,665	106,343
Enterprise Products Partners LP	4,008	133,627
EQT Midstream Partners LP	2,078	172,931
Magellan Midstream Partners LP	224	18,413
MPLX LP	1,574	129,383
Shell Midstream Partners LP	1,660	64,840
Sunoco Logistics Partners LP	3,475	153,664
Valero Energy Partners LP	593	31,601
Western Gas Equity Partners LP	1,565	97,875

Total Master Limited Partnerships (Cost $1,096,736 )		1,116,881

		(Continued)

Vertical Capital MLP & Energy Infrastructure Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015
	Shares	Value (note 1)

PREFERRED STOCK - 2.41%
* NuStar Logistics LP	5,241	$137,786

Total Preferred Stock (Cost $136,482 )		137,786

SHORT-TERM INVESTMENT - 35.30%
§ Fidelity Money Market Institutional Fund, 0.08%	2,017,425	2,017,425

Total Short-Term Investment (Cost $2,017,425)		2,017,425

Total Value of Investments (Cost $17,141,878)(a) - 125.57%		$7,175,637

Call Option Written (Premiums Received $6,639)(a) - (0.15)%		(8,700)

Liabilities in Excess of Other Assets - (25.42)%		(1,452,414)

Net Assets - 100%		$5,714,523

§ Represents 7 day effective yield

The following acronyms and abbreviations are used in this portfolio:
LLC - Limited Limited Company
LP - Limited Partnership

		(Continued)

Vertical Capital MLP & Energy Infrastructure Fund

Schedule of Options Written
(Unaudited)

As of February 28, 2015
				Value (note 1)

	Number of	Exericse	Expiration
CALL OPTION WRITTEN - 0.15%	Contracts	Price	Date

Targa Resouces Corp.	29	$105.00	4/17/2015	$8,700

Total Call Option Written (Premiums Received $6,639 )				$8,700

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$94,845
Aggregate gross unrealized depreciation				(69,787)

Net unrealized appreciation				$25,058

				(Continued)

Vertical Capital MLP & Energy Infrastructure Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Vertical Capital MLP & Energy Infrastructure Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Vertical Capital MLP & Energy Infrastructure Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$3,028,278	$3,028,278	$-	$-
Corporate Bonds	304,961	-	304,961	-
Limited Partnerships	570,306	-	570,306	-
Master Limited Partnerships	1,116,881	-	1,116,881	-
Preferred Stock	137,786	-	137,786	-
Short-Term Investment	2,017,425	2,017,425	-	-
Total Assets	$7,175,637	$5,045,703	$2,129,934	$-

Liabilities
Call Option Written	$8,700	$-	$8,700	$-
Total Liabilities	$8,700	$-	$8,700	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Vertical Capital Investors Trust
By: (Signature and Title)	/s/A. Bayard Closser
Date: April 15, 2015	A. Bayard Closser President and Principal Executive Officer Vertical Capital MLP & Energy Infrastructure Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/A. Bayard Closser
Date: April 15, 2015	A. Bayard Closser President and Principal Executive Officer Vertical Capital MLP & Energy Infrastructure Fund

By: (Signature and Title)	/s/Gustavo Altuzarra
Date: April 15, 2015	Gustavo Altuzarra Treasurer and Principal Financial Officer, Vertical Capital MLP & Energy Infrastructure Fund